PROPERTY AND EQUIPMENT, NET (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Depreciation	$ 806,000	$ 516,000	$ 222,000